Basis of preparation of the consolidated financial statements (Policies)	6 Months Ended
Jun. 30, 2026
Basis of preparation of the consolidated financial statements
Accounting principles applied in the interim financial statements	The accounting principles applied for the condensed consolidated financial statements at June 30, 2026, are consistent with those used for the financial statements at December 31, 2025.